Employee Stock Ownership Plan - Additional Information (Detail) (USD $)	0 Months Ended
	Jul. 14, 2014 Installment	Dec. 31, 2014	Jul. 14, 2014
Fees And Commissions Income [Abstract]
Common stock shares sold during IPO, percentage acquired by ESOP	8.00%
Shares acquired by ESOP on conversion		327,275	338,560
Released ESOP shares		11,285
Exchange of note payable			$ 3,385,600
Notes payable, number of installments	30